STOCK-BASED COMPENSATION	9 Months Ended
Sep. 30, 2023
Share-Based Payment Arrangement [Abstract]
STOCK-BASED COMPENSATION

NOTE 14 – STOCK-BASED COMPENSATION

The TraQiQ Inc. 2020 Equity Incentive Plan was initially approved by the Company’s Board of Directors on November 23, 2020.

The activity for restricted stock awards under the Company’s incentive plans was as follows for the three and nine months ended September 30, 2023 and 2022:

Weighted
		Weighted	Average
		Average	Remaining
	Number	Grant Date	Contractual
	Shares	Fair Value	Term (years)

Nonvested at December 31, 2021	-	$-	-
Granted	-	$-	-
Shares vested	-	$-	-
Forfeitures	-	$-	-
Nonvested at June 30, 2022
Granted		$
Shares vested	-	$-	-
Forfeitures	-	$-	-
Nonvested at September 30, 2022	-	$-	-

Nonvested at December 31, 2022	-	$-	-
Granted	-	$-	-
Shares vested	-	$-	-
Forfeitures	-	$-	-
Nonvested at March 31, 2023	-	$-	-

Acquired concurrent with the Titan Merger (vested and unreleased)	1,405,000	$0.01	-

Acquired concurrent with the Titan Merger (unvested)	3,600,000	$0.01	2.62
Granted	-	$-	-
Shares vested	600,000	$0.01	-
Forfeitures	-	$-	-
Nonvested at June 30, 2023	3,000,000	$0.01	1.95
Vested (and unreleased) at June 30, 2023	2,005,000	$0.01	-

Granted	-	-	-
Shares vested	-	-	-
Forfeitures and cancelations	(4,705,000)	$-	-
Vested and released	(300,000)
Total outstanding at September 30, 2023	-	$-	-

As of June 30, 2023, there were 2,005,000 shares of common stock related to restricted stock grants that were vested and unissued. On September 13, 2023, the Company signed a Cancellation of Restricted Stock Grants Agreement with Sikka and two directors which rescinded and annulled 1,705,000 of the vested and unreleased shares and the 3,000,000 unvested shares. Consequently, the obligation to issue shares was eliminated.

Stock-based compensation from restricted stock awards for the nine months ended September 30, 2023 and 2022 was $5,590,485 and $0, respectively. As of September 30, 2023, there remained $0 of unrecognized stock-based compensation from restricted stock awards. The total fair value of restricted shares that vested during the nine months ended September 30, 2023 and 2022 was $3,510 and $0, respectively. The fair value of the vested and unreleased shares on the date of the Titan Merger was $16,439.

On the Titan Merger acquisition date, the Company awarded 70,100 shares of Series C Preferred Stock that vested immediately to its chief executive officer, and as a result recorded $5,586,796 of stock-based compensation (Note 13 – Stockholders’ Equity). On September 28, 2023, the Company and the chief executive officer signed a cancellation agreement and the Series C Preferred Stock shares were rescinded. Under the terms of the cancellation agreement, the Company agreed to issue ten-year stock options to acquire a number of shares of common stock of the Company in order to provide the chief executive officer an equity interest in the Company commensurate with the value of the original stock award. Such options will have an exercise price equal to the sale price of the common stock in the next public offering of common stock consummated by the Company.

The fair value of the Series C Preferred Stock was determined using observable inputs (level 2 fair value measurement) with a market approach technique. The main input for the Series C Preferred Stock fair value was the price of the Company’s common stock as of the date of the grant.